CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2015
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

16.CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31, 2015
	RMB’000	US$’000

2016	79,624	12,292
2017	71,603	11,054
2018	37,897	5,849

Total minimum lease payment	189,124	29,195
Less: amount representing interest	(14,059)	(2,170)

Present value of remaining minimum lease payment	175,065	27,025